Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes Payable [Abstract]
Schedule of notes payable

The following table presents notes payable as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
On July 27, 2018, the Company entered into a Bridge Loan Agreement and Promissory Note, with an interest rate of 0.50% per month for the first six months and 0.75% per month through the Maturity Date of July 27, 2019. On April 27, 2026, BioStem Technologies, Inc. entered into a Settlement Agreement and Release to resolve all disputes arising from loan agreements in default.	$-	$1,000,000
On October 5, 2018, the Company entered into a Bridge Loan Agreement and Promissory Note, with an interest rate of 0.50%, per month for the first six months and 0.75% per month through the Maturity Date of October 5, 2019. On April 27, 2026, BioStem Technologies, Inc. entered into a Settlement Agreement and Release to resolve all disputes arising from loan agreements in default.	-	2,000,000
On April 23, 2026, the Company entered into a Bridge Loan Agreement and Promissory Note, with an interest rate of 0.50% per month for the first six months and 0.75% per month through the Maturity Date of April 23, 2027.	1,000,000	-
Total notes payable	1,000,000	3,000,000
Less: current portion of notes payable	(1,000,000)	(3,000,000)
Notes payable-long-term	$-	$-

The following table presents notes payable as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
On July 27, 2018, the Company entered into a Bridge Loan Agreement and Promissory Note, with an interest rate of 0.50% per month for the first six months and 0.75% per month through the Maturity Date of July 27, 2019. This agreement has not been repaid on the maturity date and is currently in default (1).	$1,000,000	$1,000,000
On October 5, 2018, the Company entered into a Bridge Loan Agreement and Promissory Note, with an interest rate of 0.50%, per month for the first six months and 0.75% per month through the Maturity Date of October 5, 2019. This agreement has not been repaid on the maturity date and is currently in default (1).	2,000,000	2,000,000
On April 29, 2022, the Company entered an $850,000 mortgage note at 8.25% per annum. Beginning June 1, 2022, the Company was required to make monthly interest only payments of $6,021 with a balloon payment of $850,000 due May 1, 2025, the date of maturity. The loan was secured by the corporate headquarters building.	-	850,000
On May 18, 2020, the Company obtained a $150,000 Economic Injury Disaster Loan. Installment payments, including principal and interest, of $731 monthly, began 30 months from the promissory note or November 18, 2022 and matures five years from this date. Interest will accrue at an annual rate of 3.75%.	-	150,000
On June 1, 2023, the Company issued a promissory note in the amount of $750,000 with an interest rate of 12.0% per annum. Between July 1, 2023 and the maturity date of May 25, 2025, the Company was required to make minimum monthly payments of principal and interest of $35,305 monthly. The note was an unsecured obligation.	-	171,352
Total notes payable	3,000,000	4,171,350
Less: unamortized discounts	-	(63,607)
Total notes payable	3,000,000	4,107,744
Less: current portion of notes payable, net of discount	(3,000,000)	(3,957,744)
Notes payable-long-term	$-	$150,000

(1)	In August 2019, the Company received notice from GMA Bridge Fund, LLC that the Company is in default for the loan that matured on July 27, 2019, for non-payment and gave the Company notice that the note which matured on October 5, 2019, was also in default. The Company continues to accrue interest on these loans and is in discussion with the lender to renegotiate the terms of these notes.